Financial Instruments And Risk Management (Effect Of Cash Flow Hedges On Financial Statements) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	$ 65	$ 97
Fuel Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	65	97
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fuel derivative liability, Fair Value	$ 0	$ 2